American Century Government Income Trust
PROSPECTUS SUPPLEMENT

CAPITAL PRESERVATION FUND * GOVERNMENT AGENCY MONEY MARKET FUND
SHORT-TERM TREASURY FUND * INTERMEDIATE-TERM TREASURY FUND
LONG-TERM TREASURY FUND * INFLATION-ADJUSTED TREASURY FUND
SHORT-TERM GOVERNMENT FUND * GNMA FUND

Supplement dated May 21, 2001 * Prospectus dated August 1, 2000 (Investor and Advisor Classes)
                                Prospectus dated May 1, 2001 (C Class)

ALL CHANGES LISTED BELOW WILL BE EFFECTIVE AUGUST 1, 2001.

Throughout the prospectus, all references to "Intermediate-Term Treasury" fund should be replaced with "Treasury" fund, and all references to "GNMA" fund should be replaced with "Ginnie Mae" fund.

The following replaces the entry for Intermediate-Term Treasury in the chart on page 2 of the Investor Class and Advisor Class prospectuses under the heading,
"What are the funds' primary investment strategies and principal risks?"

          ----------------------------------------------------------------------
          Treasury     U.S. Treasury securities   Very low credit risk
                       of all maturity ranges     Moderate interest rate risk(1)
          ----------------------------------------------------------------------

          (1)  The interest rate risk is moderate under normal market conditions, and it may fluctuate as the portfolio managers reposition the fund in response to changing market conditions.

The following replaces the chart on page 11 of the Investor Class prospectus and page 10 of the Advisor Class prospectus under the heading, "What are the differences between the funds?"

                                       Expected Weighted Average Maturity Range
          ----------------------------------------------------------------------
          Short-Term Treasury          397 days - 3 years
          ----------------------------------------------------------------------
          Long-Term Treasury           10 - 30 years
          ----------------------------------------------------------------------
          Treasury                     No limit/restriction

The following replaces the chart on page 11 of the Investor Class prospectus and page 10 of the Advisor Class prospectus under the heading, "What are the principal risks of investing in the funds?"

                                    Potential Income   Potential Loss
          ----------------------------------------------------------------------
          Short-Term Treasury       Lower              Lower
          ----------------------------------------------------------------------
          Long-Term Treasury        Higher             Higher

          The fund managers monitor Treasury's weighted average maturity.  The managers seek to adjust this weighted average maturity as appropriate, taking into account market conditions and other relevant  factors.
          Thus, Treasury's potential income and loss cannot be compared to the other funds.

The following is added as the last sentence of the first paragraph on page 13 of the Investor Class prospectus and page 12 of the Advisor Class prospectus under the heading, "How does the fund pursue its investment objectives?"

          Short-Term Government may invest up to 20% of its total assets in investment-grade debt securities of U.S. companies.

The following replaces the entry for Intermediate-Term Treasury in the chart on page 17 of the Investor Class prospectus and page 16 of the Advisor Class prospectus under the heading, "A Comparison of Basic Risk Factors."

          ----------------------------------------------------------------------
          Treasury           Moderate(1)          Very Low             Very Low
          ----------------------------------------------------------------------

          (1)  The interest rate risk is moderate under normal market conditions, and it may fluctuate as the portfolio managers reposition the fund in response to changing market conditions.

SH-SPL-25592   0105

American Century Government Income Trust

STATEMENT OF ADDITIONAL INFORMATION (SAI) SUPPLEMENT

Supplement dated May 21, 2001 * Statement of Additional Information dated
May 1, 2001

ALL CHANGES LISTED BELOW WILL BE EFFECTIVE AUGUST 1, 2001.

Throughout the SAI, all references to "Intermediate-Term Treasury" fund should be replaced with "Treasury" fund, and all references to "GNMA" fund should be replaced with "Ginnie Mae" fund.

The following replaces the second through fifth paragraphs on page 4 of the
SAI.

The investment objectives of the funds are as follows: Short-Term Treasury seeks to earn and distribute the highest level of current income exempt from state income taxes as is consistent with the preservation of capital. Long-Term
Treasury seeks to provide a consistent and high level of current income exempt from state taxes. Treasury seeks to earn and distribute the highest level of current income exempt from state taxes as is consistent with an investment in
U.S. treasury bills, notes and bonds of all maturity ranges.

Short-Term Treasury, Long-Term Treasury and Treasury pursue their investment objectives by investing primarily in securities issued or guaranteed by the U.S.
Treasury. As a result, each fund may invest in U.S. Treasury bills, bonds, notes and zero-coupon securities, all of which also are backed by the direct full faith and credit pledge of the U.S. government. In addition, the funds may invest up to 35% of their total assets in securities issued by agencies and instrumentalities of the U.S. government.

Within this framework, Short-Term and Long-Term Treasury differ in the remaining maturities of their portfolio securities and the dollar-weighted average maturities of their overall portfolio. Under normal conditions, these funds'
maturity characteristics are as follows: Short-Term Treasury invests primarily in securities with remaining maturities  of three years or less, and maintains a weighted average portfolio maturity ranging from 13 months to three years.
Long-Term Treasury invests primarily in securities with maturities of 10 or more years and maintains a weighted average portfolio maturity ranging from 10 to 30 years. Treasury's weighted average portfolio maturity varies as determined by the fund managers, taking into consideration market conditions and other relevant factors. Treasury invests in securities of all maturity ranges and is not limited to a specific weighted average portfolio maturity range.

Short-Term and Long-Term Treasury are designed to allow investors to seek competitive yields within their tolerance for share price fluctuations. Thus,
Short-Term Treasury may be appropriate for investors who can tolerate some share price volatility and are seeking higher current yields than those available from money market funds. By maintaining an average portfolio maturity of 10 to 30 years, Long-Term Treasury offers investors the potential to earn higher current yields that those typically available from Short-Term Treasury. Long-Term
Treasury also may offer greater potential for capital appreciation. However, maintaining a relatively long average maturity also means that Long-Term
Treasury's share price generally will be more volatile than Short-Term Treasury.
Because Treasury's weighted average portfolio maturity varies as determined by the managers taking into account market conditions and other relevant factors, share price may be more or less volatile and current yield may be higher or lower than Short-Term or Long-Term Treasury.

The following is added as the last sentence of the paragraph on page 5 of the
SAI under the heading, "Short-Term Government."

The fund managers may invest up to 20% of the fund's total assets in investment-grade debt securities of U.S. companies.

                                     (over)

The following should be added on page 15 of the SAI above the heading,
"INVESTMENT POLICIES."

Debt Securities

Short-Term Government may invest in debt securities of U.S. companies when the fund managers believe such securities represent an attractive investment for the fund. The value of the debt securities in which the fund may invest will fluctuate based upon changes in interest rates and the credit quality of the issuer. Debt securities will be limited to investment-grade obligations.
Investment grade means that at the time of purchase, such obligations are rated within the four highest categories by a nationally recognized statistical rating organization (for example, at least Baa by Moody's Investors Service, Inc. or
BBB by Standard & Poor's Corporation), or, if not rated, are of equivalent investment quality  as determined by the fund's advisor. According to Moody's, bonds rated Baa are medium-grade and possess some speculative characteristics. A
BBB rating by S&P indicates S&P's belief that a security exhibits a satisfactory degree of safety and capacity for repayment, but is more vulnerable to adverse economic conditions and changing circumstances.

In addition, the value of Short-Term Government's investments in debt securities of U.S. companies will change as prevailing interest rates change. In general, the prices of such securities vary inversely with interest rates. As prevailing interest rates fall, the prices of bonds and other securities that trade on a yield basis generally rise. When prevailing interest rates rise, bond prices generally fall. Depending upon the particular amount and type of fixed-income securities holdings of the fund, these changes may impact the net asset value of the fund's shares.

SH-SPL-24892   0105